Amortization of Identifiable Intangible Assets (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquired technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	4 years 9 months 18 days	4 years 9 months 18 days	4 years 9 months 18 days
Intangible assets amortization method		Straight-line
Acquired technology | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life		3 years
Acquired technology | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life		5 years
Customer Lists And Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	7 years 10 months 24 days	7 years 10 months 24 days	7 years 10 months 24 days
Intangible assets amortization method		Various
Customer Lists And Relationships | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life		3 years
Customer Lists And Relationships | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life		10 years
Trade names and Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization method		Straight-line
Trade names and Trademarks | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life		3 years
Trade names and Trademarks | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life		3 years